Document and Entity Information Document	Aug. 10, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Entity File Number	000-16844
Entity Registrant Name	PECO ENERGY COMPANY
Entity Tax Identification Number	23-0970240
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	2301 Market Street
Entity Address, Address Line Two	P.O. Box 8699
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19101-8699
City Area Code	(215)
Local Phone Number	841-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000078100
Amendment Flag	false
Entity Emerging Growth Company	false